CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (384,314)	$ (88,656)	$ (64,293)
Other comprehensive income:
Foreign currency translation adjustment, net of tax	239	0	0
Comprehensive loss	$ (384,075)	$ (88,656)	$ (64,293)